5151 Corporate Drive Troy, Michigan 48098-2639 Phone: (248) 312-2000
April 14, 2009

Ms. Kathryn McHale
Staff Attorney
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Mail Stop 4561

Re:	Flagstar Bancorp, Inc.
Preliminary Proxy Statement on Schedule 14A
Filed February 13, 2009
File No. 001-16577
Dear Ms. McHale:
     We are writing in response to your letter, dated February 20, 2009 (the “Comment Letter”), regarding the Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) filed by Flagstar Bancorp, Inc. (the “Company”) on February 13, 2009. Our responses to the Comment Letter are set forth below and preceded by a reproduction of each of the respective comments therein.
     As previously discussed with Mr. Eric Envall, the Preliminary Proxy Statement was filed in connection with a special meeting of stockholders to be held in early April. Based upon our receipt of the Comment Letter and the need to include year-end financial statements, the Company believes, as a practical matter, the special meeting of stockholders could not occur until late April or early May. The Company’s annual meeting of stockholder is scheduled for late May, so the Company has decided to combine the special meeting of stockholders with the annual meeting of stockholders. Therefore, the revised prelimary proxy statement filed in connection with this Comment Letter includes the proposals discussed in the Preliminary Proxy Statement, as well as proposals in connection with the Company’s annual meeting of stockholders.

Comment No. 1:	Please disclose any material conditions to the closing of the TARP transaction on January 30, 3009.

Response No. 1:	In response to the Staff’s comment, the Company notes that the requested disclosure was included under the heading “Why am I receiving these materials?” on page 1 of the Preliminary Proxy Statement. However, the Company added this and other disclosure under the heading “BACKGROUND TO CERTAIN OF THE PROPOSALS” on page 11 of the revised preliminary proxy statement.

Comment No. 2:	On page 2, please indicate the price per share paid by the individual Investors for the Investor Common Stock that was purchase for an aggregate purchase price of $5.32 million.

Response No. 2:	In response to the Staff’s comment, the Company added the requested disclosure under the heading “BACKGROUND TO CERTAIN OF THE PROPOSALS” on page 2 of the revised preliminary proxy statement.

Comment No. 3:	In the section “How will the Investors vote?” on page 6 and elsewhere throughout the document as necessary, please explain more fully why a separate voting standard is required for the passage of Proposal 1 as compared to the voting standard of Proposals 2 through 8.

Response No. 3:	In response to the Staff’s comment, the Company added the requested disclosure under the headings “How will the Investors vote?”, “How many votes are required to hold the Annual Meeting and what are the voting procedures?”, and “PROPOSAL 2” on pages 7, 7, and 64, respectively, of the revised preliminary proxy statement.

Comment No. 4:	On page 10 and elsewhere in the narrative discussion of the use of proceeds, please include information regarding the Bank’s use of proceeds since its receipt of funds that is consistent with the disclosures and assumptions made in its pro forma financial information.

Response No. 4:	In response to the Staff’s comment, the Company added the requested disclosure under the headings “BACKGROUND TO CERTAIN OF THE PROPOSALS” and “USE OF PROCEEDS” on pages 12 and 23, respectively, of the revised preliminary proxy statement.

Comment No. 5:	Please disclose on page 13 whether the Company has filed the agreements the Company has entered into with its senior executive officers that are subject to the limitations on executive compensation in the TARP Capital Purchase Program with the Commission and as appropriate, please provide a reference to where such agreements have been filed. Please refer to Item 5.02(e) of Form 8-K.

Response No. 5:	In response to the Staff’s comment, the Company added the requested disclosure under the heading “Description of the Treasury Securities” on page 14 of the revised preliminary proxy statement to describe when the agreements were filed.

Comment No. 6:	It appears that footnotes, including footnote (j) to the Security Ownership of Certain Beneficial Owners has been omitted. Please revise as appropriate.

Response No. 6:	In response to the Staff’s comment, the Company removed footnote (j) to the “SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS” table on page 37 of the revised preliminary proxy statement.

Comment No. 7:	In accordance with Item 3-12 of Regulation S-X, please revise to include financial statements and pro forma financial information for an as of the year ended December 31, 2008.

Response No. 7:	In response to the Staff’s comment, the Company revised the disclosure under the heading “PRO FORMA FINANCIAL INFORMATION” beginning on page 23 and under the heading “INCORPORATION BY REFERENCE” on page 75 of the revised preliminary proxy statement to include financial statements and pro forma financial information for an as of the year ended December 31, 2008.

Comment No. 8:	In the Company’s disclosure of pro forma information, please provide a separate column for the pro forma adjustments made for each of the Company’s capital raises discussed in the proxy statement.

Response No. 8:	In response to the Staff’s comment, the Company added the requested disclosure under the heading “PRO FORMA FINANCIAL INFORMATION” beginning on on page 23 of the revised preliminary proxy statement.
* * * * * *
     The Company hereby acknowledges that:
•	it is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     We trust that the forgoing is responsive to your comments. If you have any questions or require further information, please contact the undersigned at (248) 312-5070.

Sincerely,

FLAGSTAR BANCORP, INC.

By: Matthew I. Roslin
Its: Executive Vice President and
Chief Legal Officer
cc: Mr. Eric Envall, Staff Attorney

4